Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
IntangibleAssets [Abstract]
Summary of Intangible Assets	Intangible assets consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Computer software	1,643	5,596	858
Accumulated amortization	(1,300)	(2,139)	(328)

	343	3,457	530